                               VARIABLE ACCOUNT A
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 1999



This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policy owners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.




















[MONARCH LOGO]


The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account A of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money Reserve, Intermediate Government Bond, Long-Term Corporate Bond, Capital Stock, Growth Stock, Multiple Strategy, High Yield, Natural Resources, Global Strategy, Balanced, U.S. Treasury Securities, 1999 Trust through 2011 Trust, 2013 Trust and 2014 Trust Divisions at December 31, 1999 and 1998; and the U.S. Securities, 2019 Trust Division at December 31, 1999; and the U.S. Securities, 1998 Trust Division at December 31, 1998 (constituting Variable Account A of Monarch Life Insurance Company) and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999, by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2000

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999

ASSETS                                                                    COST              SHARES/UNITS         MARKET VALUE
                                                                     ----------------      ---------------      ----------------
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
  Money Reserve Portfolio                                          $      39,827,188           39,827,188     $      39,827,188
  Intermediate Government Bond Portfolio                                   8,992,300              820,469             8,573,898
  Long-Term Corporate Bond Portfolio                                       7,518,516              654,062             7,083,487
  Capital Stock Portfolio                                                 26,979,774            1,099,734            32,365,177
  Growth Stock Portfolio                                                  45,870,809            1,340,271            50,970,519
  Multiple Strategy Portfolio                                             78,806,310            4,756,217            86,515,583
  High Yield Portfolio                                                     2,758,334              372,428             2,774,589
  Natural Resources Portfolio                                                921,535              108,241               898,397
  Global Strategy Portfolio                                                6,878,037              424,232             7,271,329
  Balanced Portfolio                                                       4,675,837              312,941             4,619,011
                                                                     ----------------                           ----------------
                                                                         223,228,640                                240,899,178
                                                                     ----------------                           ----------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
  2000 Trust                                                                 729,793              895,206               891,724
  2001 Trust                                                                 522,977              675,364               634,214
  2002 Trust                                                                  85,136              113,469                99,747
  2003 Trust                                                                 517,528              652,117               520,037
  2004 Trust                                                                  25,529               32,721                25,171
  2005 Trust                                                                 615,950              817,680               593,619
  2006 Trust                                                                 101,781              192,733               133,275
  2007 Trust                                                                 371,195              559,135               360,055
  2008 Trust                                                                 433,762            1,296,349               762,681
  2009 Trust                                                                 131,208              281,660               154,863
  2010 Trust                                                                 231,049              453,858               230,728
  2011 Trust                                                                  81,898              166,546                79,977
  2013 Trust                                                                   6,015               14,203                 5,901
  2014 Trust                                                                 474,802            1,197,740               458,722
  2019 Trust                                                                  81,719              291,909                80,736
                                                                     ----------------                           ----------------
                                                                           4,410,342                                  5,031,450
                                                                     ----------------                           ----------------
Total Invested Assets                                              $     227,638,982                          $     245,930,628
                                                                     ================                           ================

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1999 (CONTINUED)

TOTAL INVESTED ASSETS, AT MARKET VALUE                                                 $     245,930,628

Pending Trades                                                                                    10,327
                                                                                         ----------------
  Total Assets                                                                               245,940,955
                                                                                         ----------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                      2,932,835
                                                                                         ----------------
  Total Liabilities                                                                            2,932,835
                                                                                         ----------------

  Net Assets                                                                           $     243,008,120
                                                                                         ================



NET ASSETS
For Variable Life Insurance Policies                                                   $     242,967,999
Unamortized Allocated Policy Loading (Note 6)                                                     40,121
                                                                                         ----------------
  Total Net Assets                                                                     $     243,008,120
                                                                                         ================

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998

ASSETS                                                          COST                   SHARES/UNITS              MARKET VALUE
                                                           ----------------           ---------------           ----------------
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
  Money Reserve Portfolio                                $      40,783,219                40,783,219          $      40,783,219
  Intermediate Government Bond Portfolio                        11,017,984                   986,539                 11,167,621
  Long-Term Corporate Bond Portfolio                             8,281,769                   706,725                  8,417,094
  Capital Stock Portfolio                                       23,648,359                 1,030,260                 27,847,932
  Growth Stock Portfolio                                        30,776,703                 1,055,195                 38,725,659
  Multiple Strategy Portfolio                                   72,919,419                 4,409,942                 80,128,646
  High Yield Portfolio                                           3,033,099                   396,472                  3,132,130
  Natural Resources Portfolio                                      768,009                   105,580                    724,279
  Global Strategy Portfolio                                      6,470,074                   423,080                  6,769,288
  Balanced Portfolio                                             4,523,195                   307,228                  4,970,943
                                                           ----------------                                     ----------------
                                                               202,221,830                                          222,666,811
                                                           ----------------                                     ----------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
  1999 Trust                                                       186,602                   237,471                    236,383
  2000 Trust                                                       792,057                   997,678                    950,897
  2001 Trust                                                       548,815                   740,390                    674,754
  2002 Trust                                                        73,521                   100,992                     87,760
  2003 Trust                                                       795,961                 1,395,709                  1,131,976
  2004 Trust                                                        16,666                    21,386                     16,880
  2005 Trust                                                       699,488                   946,857                    717,121
  2006 Trust                                                       125,758                   266,868                    196,276
  2007 Trust                                                       375,505                   777,663                    540,483
  2008 Trust                                                       490,259                 1,543,887                    996,641
  2009 Trust                                                       134,202                   288,945                    176,164
  2010 Trust                                                       201,165                   439,938                    249,805
  2011 Trust                                                        35,696                    65,081                     35,111
  2013 Trust                                                         6,419                    15,165                      7,199
  2014 Trust                                                       413,548                   952,193                    420,498
                                                           ----------------                                     ----------------
                                                                 4,895,662                                            6,437,948
                                                           ----------------                                     ----------------
Total Invested Assets                                    $     207,117,492                                    $     229,104,759
                                                           ================                                     ================

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998 (CONTINUED)

TOTAL INVESTED ASSETS, AT MARKET VALUE                                             $     229,104,759

Pending Trades                                                                               107,246
                                                                                     ----------------
  Total Assets                                                                           229,212,005
                                                                                     ----------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                  2,885,837
                                                                                     ----------------
  Total Liabilities                                                                        2,885,837
                                                                                     ----------------

  Net Assets                                                                       $     226,326,168
                                                                                     ================



NET ASSETS
For Variable Life Insurance Policies                                               $     226,502,905
Amounts Provided for Future Policy Benefits,
  Net of Unamortized Allocated Policy Loading (Note 6)                                      -176,737
                                                                                     ----------------
  Total Net Assets                                                                 $     226,326,168
                                                                                     ================

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                                    TOTALS - ALL DIVISIONS
                                                             ---------------------------------------------------------------------
                                                                  1999                       1998                      1997
                                                             ----------------           ---------------           ----------------
Investment Income:
  Dividends (Note 2)                                       $      37,621,670          $     25,237,079          $      14,322,426
Expenses:
  Risk Charges and Administrative Expenses (Note 3)               -1,318,926                -1,272,544                 -1,240,569
  Transaction Charges (Note 4)                                       -20,042                   -22,807                    -25,557
                                                             ----------------           ---------------           ----------------
    Net Investment Income                                         36,282,702                23,941,728                 13,056,300
                                                             ----------------           ---------------           ----------------

Net Realized Gains                                                 7,218,205                 3,587,094                  6,723,725
Net Unrealized Gains (Losses)                                     -3,695,621                  -267,296                 11,361,469
                                                             ----------------           ---------------           ----------------
  Net Realized and Unrealized Gains                                3,522,584                 3,319,798                 18,085,194
                                                             ----------------           ---------------           ----------------

Net Increase in Net Assets
  Resulting from Operations                                       39,805,286                27,261,526                 31,141,494
                                                             ----------------           ---------------           ----------------

Transfers of Net Premiums                                          4,479,601                 5,185,955                  5,802,348
Transfers of Policy Loading, Net                                     216,858                  -133,170                   -520,088
Transfers Due to Deaths                                           -1,664,565                -2,438,226                 -1,858,089
Transfers Due to Other Terminations                              -19,796,356               -11,998,198                -14,593,978
Transfers Due to Policy Loans                                       -332,696                -1,814,350                 -3,763,114
Transfers of Cost of Insurance                                    -5,520,934                -5,649,560                 -5,524,048
Transfers of Loan Processing Charges                                -505,242                  -518,297                   -530,052
Transfers Among Investment Divisions                                      --                        --                         --
                                                             ----------------           ---------------           ----------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                          -23,123,334               -17,365,846                -20,987,021
                                                             ----------------           ---------------           ----------------

Total Increase in Net Assets                                      16,681,952                 9,895,680                 10,154,473
Net Assets - Beginning of Year                                   226,326,168               216,430,488                206,276,015
                                                             ----------------           ---------------           ----------------
Net Assets - End of Year                                   $     243,008,120          $    226,326,168          $     216,430,488
                                                             ================           ===============           ================

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                         INTERMEDIATE      LONG-TERM
                                                                            MONEY         GOVERNMENT       CORPORATE
                                                                           RESERVE           BOND             BOND
                                                          TOTAL            DIVISION        DIVISION         DIVISION
                                                       -------------      -----------     -----------      -----------
Investment Income:
  Dividends (Note 2)                                 $   37,621,670     $  1,797,321    $    652,166     $    554,620
Expenses:
  Risk Charges and Administrative
 Expenses (Note 3)                                       -1,318,926         -215,357         -53,759          -42,266

  Transaction Charges (Note 4)                              -20,042               --              --               --
                                                       -------------      -----------     -----------      -----------
    Net Investment Income (Loss)                         36,282,702        1,581,964         598,407          512,354
                                                       -------------      -----------     -----------      -----------

Net Realized Gains (Losses)                               7,218,205               --        -219,641         -178,105
Net Unrealized Gains (Losses)                            -3,695,621               --        -568,039         -570,354
                                                       -------------      -----------     -----------      -----------
  Net Realized and Unrealized Gains (Losses)              3,522,584               --        -787,680         -748,459
                                                       -------------      -----------     -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                              39,805,286        1,581,964        -189,273         -236,105
                                                       -------------      -----------     -----------      -----------

Transfers of Net Premiums                                 4,479,601          868,437         257,331          303,829
Transfers of Policy Loading, Net                            216,858          250,229            -605             -192
Transfers Due to Deaths                                  -1,664,565         -445,012        -165,100          -50,504
Transfers Due to Other Terminations                     -19,796,356       -7,199,949      -1,677,016         -789,877
Transfers Due to Policy Loans                              -332,696        1,357,351         -25,330           26,973
Transfers of Cost of Insurance                           -5,520,934       -1,042,584        -240,814         -226,079
Transfers of Loan Processing Charges                       -505,242         -127,472         -15,854          -19,645
Transfers Among Investment Divisions                             --        3,657,115        -537,061         -342,007
                                                       -------------      -----------     -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -23,123,334       -2,681,885      -2,404,449       -1,097,502
                                                       -------------      -----------     -----------      -----------

Total Increase (Decrease) in Net Assets                  16,681,952       -1,099,921      -2,593,722       -1,333,607
Net Assets - Beginning of Year                          226,326,168       38,004,901      11,167,619        8,417,091
                                                       -------------      -----------     -----------      -----------
Net Assets - End of Year                             $  243,008,120     $ 36,904,980    $  8,573,897     $  7,083,484
                                                       =============      ===========     ===========      ===========



                                                         CAPITAL          GROWTH          MULTIPLE           HIGH
                                                          STOCK           STOCK           STRATEGY           YIELD
                                                         DIVISION        DIVISION         DIVISION         DIVISION
                                                        -----------     -----------      -----------      ------------
Investment Income:
  Dividends (Note 2)                                  $  5,422,943    $ 12,267,525     $ 14,513,012     $     751,000
Expenses:
  Risk Charges and Administrative
 Expenses (Note 3)                                        -163,887        -228,176         -462,893           -45,221

  Transaction Charges (Note 4)                                  --              --               --                --
                                                        -----------     -----------      -----------      ------------
    Net Investment Income (Loss)                         5,259,056      12,039,349       14,050,119           705,779
                                                        -----------     -----------      -----------      ------------

Net Realized Gains (Losses)                              1,386,310       4,629,011           14,709           332,037
Net Unrealized Gains (Losses)                            1,185,830      -2,849,246          500,046           -82,776
                                                        -----------     -----------      -----------      ------------
  Net Realized and Unrealized Gains (Losses)             2,572,140       1,779,765          514,755           249,261
                                                        -----------     -----------      -----------      ------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                              7,831,196      13,819,114       14,564,874           955,040
                                                        -----------     -----------      -----------      ------------

Transfers of Net Premiums                                  697,379         517,028        1,516,609            48,164
Transfers of Policy Loading, Net                           -12,242         -11,531          -12,555            -1,197
Transfers Due to Deaths                                   -108,998        -112,953         -662,171            -4,569
Transfers Due to Other Terminations                     -2,095,979      -1,454,419       -4,581,523          -312,017
Transfers Due to Policy Loans                             -418,995        -217,445       -1,196,389           194,306
Transfers of Cost of Insurance                            -694,558        -939,938       -1,865,259          -125,723
Transfers of Loan Processing Charges                       -59,197         -91,113         -133,987           -19,607
Transfers Among Investment Divisions                      -612,799         848,900       -1,248,843        -1,091,939
                                                        -----------     -----------      -----------      ------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -3,305,389      -1,461,471       -8,184,118        -1,312,582
                                                        -----------     -----------      -----------      ------------

Total Increase (Decrease) in Net Assets                  4,525,807      12,357,643        6,380,756          -357,542
Net Assets - Beginning of Year                          27,839,368      38,612,870       80,134,811         3,132,130
                                                        -----------     -----------      -----------      ------------
Net Assets - End of Year                              $ 32,365,175    $ 50,970,513     $ 86,515,567     $   2,774,588
                                                        ===========     ===========      ===========      ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------
                                                          NATURAL          GLOBAL
                                                         RESOURCES        STRATEGY         BALANCED           1999
                                                          DIVISION        DIVISION         DIVISION         DIVISION
Investment Income:
  Dividends (Note 2)                                   $     28,720     $   836,487     $    797,876     $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          -4,830         -40,675          -28,644             -139

  Transaction Charges (Note 4)                                   --              --               --              -91
                                                            -------         -------          -------           ------
    Net Investment Income (Loss)                             23,890         795,812          769,232             -230
                                                            -------         -------          -------           ------
Net Realized Gains (Losses)                                 132,678         381,321           92,725           50,830
Net Unrealized Gains (Losses)                                20,592          94,078         -504,574          -49,781
                                                            -------         -------          -------           ------
  Net Realized and Unrealized Gains (Losses)                153,270         475,399         -411,849            1,049
                                                            -------         -------          -------           ------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 177,160       1,271,211          357,383              819
                                                            -------       ---------          -------           ------
Transfers of Net Premiums                                    19,434         121,575          102,938               --
Transfers of Policy Loading, Net                               -450          -2,464           -2,722               --
Transfers Due to Deaths                                      -2,994         -41,023          -43,157               --
Transfers Due to Other Terminations                         -71,213        -293,841         -239,985              648
Transfers Due to Policy Loans                                37,513         -87,393          -67,497               --
Transfers of Cost of Insurance                              -18,254        -132,435         -103,761            1,757
Transfers of Loan Processing Charges                         -2,223         -11,932           -9,873              235
Transfers Among Investment Divisions                         35,131        -434,441         -347,642         -239,825
                                                            -------         -------          -------          -------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      -3,056        -881,954         -711,699         -237,185
                                                            -------         -------          -------          -------
Total Increase (Decrease) in Net Assets                     174,104         389,257         -354,316         -236,366
Net Assets - Beginning of Year                              724,279       6,882,071        4,973,326          236,366
                                                            -------         -------          -------          -------
Net Assets - End of Year                               $    898,383     $ 7,271,328     $  4,619,010     $         --
                                                       ============     ===========     ============     ============


                                                              2000             2001            2002             2003
                                                            DIVISION         DIVISION        DIVISION         DIVISION
                                                           -----------      -----------      ----------      -----------
Investment Income:
  Dividends (Note 2)                                       $       --       $       --       $      --       $       --
Expenses:
Risk Charges and Administrative Expenses (Note 3)              -5,203           -3,618            -554           -4,818

  Transaction Charges (Note 4)                                 -3,176           -2,241            -334           -2,784
                                                           -----------      -----------      ----------      -----------
    Net Investment Income (Loss)                               -8,379           -5,859            -888           -7,602
                                                           -----------      -----------      ----------      -----------

Net Realized Gains (Losses)                                    38,118           34,463             825          309,071
Net Unrealized Gains (Losses)                                   3,091          -14,702             372         -333,506
                                                           -----------      -----------      ----------      -----------
  Net Realized and Unrealized Gains (Losses)                   41,209           19,761           1,197          -24,435
                                                           -----------      -----------      ----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                    32,830           13,902             309          -32,037
                                                           -----------      -----------      ----------      -----------

Transfers of Net Premiums                                         171              791              --            5,142
Transfers of Policy Loading, Net                                 -400             -400            -200            2,612
Transfers Due to Deaths                                            --           -9,476              --               --
Transfers Due to Other Terminations                           -99,169          -25,150             -17         -572,282
Transfers Due to Policy Loans                                   2,082           38,457              --           -1,684
Transfers of Cost of Insurance                                -18,768          -12,337          -1,666          -11,751
Transfers of Loan Processing Charges                             -923           -1,650             -26              -57
Transfers Among Investment Divisions                           24,983          -44,691          13,604           -1,880
                                                           -----------      -----------      ----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                       -92,024          -54,456          11,695         -579,900
                                                           -----------      -----------      ----------      -----------

Total Increase (Decrease) in Net Assets                       -59,194          -40,554          12,004         -611,937
Net Assets - Beginning of Year                                950,874          674,738          87,738        1,131,947
                                                           -----------      -----------      ----------      -----------
Net Assets - End of Year                                   $  891,680       $  634,184       $  99,742       $  520,010
                                                           ===========      ===========      ==========      ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------

                                                            2004            2005             2006             2007
                                                          DIVISION        DIVISION         DIVISION         DIVISION
                                                         -----------      ----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                   $         --     $        --     $         --     $         --
Expenses:
Risk Charges and Administrative Expenses (Note 3)              -123          -3,526           -1,031           -3,069
  Transaction Charges (Note 4)                                  -84          -2,241             -626           -1,778
                                                         -----------      ----------      -----------      -----------
    Net Investment Income (Loss)                               -207          -5,767           -1,657           -4,847
                                                         -----------      ----------      -----------      -----------

Net Realized Gains (Losses)                                       3          10,071           27,363          132,423
Net Unrealized Gains (Losses)                                  -572         -39,964          -39,024         -176,118
                                                         -----------      ----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)                   -569         -29,893          -11,661          -43,695
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                    -776         -35,660          -13,318          -48,542
                                                         -----------      ----------      -----------      -----------

Transfers of Net Premiums                                       122             458            1,172            4,778
Transfers of Policy Loading, Net                               -100           1,057               91            1,900
Transfers Due to Deaths                                          --         -12,214               --           -6,394
Transfers Due to Other Terminations                             -37             912              202         -305,884
Transfers Due to Policy Loans                                    --         -30,693            1,290           46,750
Transfers of Cost of Insurance                               -1,786         -10,348           -3,232          -13,240
Transfers of Loan Processing Charges                           -602            -469             -280           -1,491
Transfers Among Investment Divisions                         11,472         -36,557          -48,917          141,691
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                       9,069         -87,854          -49,674         -131,890
                                                         -----------      ----------      -----------      -----------

Total Increase (Decrease) in Net Assets                       8,293        -123,514          -62,992         -180,432
Net Assets - Beginning of Year                               16,879         717,103          196,260          540,469
                                                         -----------      ----------      -----------      -----------
Net Assets - End of Year                               $     25,172     $   593,589     $    133,268     $    360,037
                                                         ===========      ==========      ===========      ===========




                                                            2008             2009            2010             2011
                                                          DIVISION         DIVISION        DIVISION         DIVISION
                                                         -----------      -----------     -----------      -----------
Investment Income:
  Dividends (Note 2)                                   $         --     $         --    $         --     $         --
Expenses:
Risk Charges and Administrative Expenses (Note 3)            -4,379             -961          -1,548             -257
  Transaction Charges (Note 4)                               -2,936             -556            -795             -127
                                                         -----------      -----------     -----------      -----------
    Net Investment Income (Loss)                             -7,315           -1,517          -2,343             -384
                                                         -----------      -----------     -----------      -----------

Net Realized Gains (Losses)                                  94,327            1,088          22,140           -1,535
Net Unrealized Gains (Losses)                              -177,463          -18,307         -48,961           -1,336
                                                         -----------      -----------     -----------      -----------
  Net Realized and Unrealized Gains (Losses)                -83,136          -17,219         -26,821           -2,871
                                                         -----------      -----------     -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 -90,451          -18,736         -29,164           -3,255
                                                         -----------      -----------     -----------      -----------

Transfers of Net Premiums                                     2,571            3,878             281            2,388
Transfers of Policy Loading, Net                               -601             -307              -3              251
Transfers Due to Deaths                                          --               --              --               --
Transfers Due to Other Terminations                         -80,213              116              -6             -221
Transfers Due to Policy Loans                                 6,913            1,090              --               --
Transfers of Cost of Insurance                              -37,033           -5,692          -2,330             -973
Transfers of Loan Processing Charges                         -4,788           -1,362              -2             -117
Transfers Among Investment Divisions                        -30,371             -283          12,149           46,806
                                                         -----------      -----------     -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    -143,522           -2,560          10,089           48,134
                                                         -----------      -----------     -----------      -----------

Total Increase (Decrease) in Net Assets                    -233,973          -21,296         -19,075           44,879
Net Assets - Beginning of Year                              996,618          176,151         249,784           35,094
                                                         -----------      -----------     -----------      -----------
Net Assets - End of Year                               $    762,645     $    154,855    $    230,709     $     79,973
                                                         ===========      ==========      ===========      ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (CONTINUED)

-----------------------------------------------------------------------------------------------------


                                                            2013            2014             2019
                                                          DIVISION        DIVISION         DIVISION
                                                         -----------      ----------      -----------
Investment Income:
  Dividends (Note 2)                                   $         --     $        --     $         --
Expenses:
Risk Charges and Administrative Expenses (Note 3)               -31          -3,827             -134
  Transaction Charges (Note 4)                                  -22          -2,175              -76
                                                         -----------      ----------      -----------
    Net Investment Income (Loss)                                -53          -6,002             -210
                                                         -----------      ----------      -----------

Net Realized Gains (Losses)                                       2         -70,661           -1,368
Net Unrealized Gains (Losses)                                  -894         -23,030             -983
                                                         -----------      ----------      -----------
  Net Realized and Unrealized Gains (Losses)                   -892         -93,691           -2,351
                                                         -----------      ----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                    -945         -99,693           -2,561
                                                         -----------      ----------      -----------

Transfers of Net Premiums                                        --           5,125               --
Transfers of Policy Loading, Net                               -300           6,987               --
Transfers Due to Deaths                                          --              --               --
Transfers Due to Other Terminations                               6             653              -95
Transfers Due to Policy Loans                                    --               5               --
Transfers of Cost of Insurance                                  -38         -13,113             -979
Transfers of Loan Processing Charges                              1          -2,718              -90
Transfers Among Investment Divisions                            -17         140,965           84,457
                                                         -----------      ----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                        -348         137,904           83,293
                                                         -----------      ----------      -----------

Total Increase (Decrease) in Net Assets                      -1,293          38,211           80,732
Net Assets - Beginning of Year                                7,194         420,487               --
                                                         -----------      ----------      -----------
Net Assets - End of Year                               $      5,901     $   458,698     $     80,732
                                                         ===========      ==========      ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998


----------------------------------------------------------------------------------------------------------------------
                                                                                         INTERMEDIATE      LONG-TERM
                                                                            MONEY         GOVERNMENT       CORPORATE
                                                                           RESERVE           BOND             BOND
                                                          TOTAL           DIVISION         DIVISION         DIVISION
                                                       -------------      ----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                 $   25,237,079      $ 1,910,996    $    658,848     $    541,089
Expenses:
  Risk Charges and Administrative Expenses (Note 3)      -1,272,544         -211,171         -57,160          -45,233
  Transaction Charges (Note 4)                              -22,807               --              --               --
                                                       -------------      ----------      -----------      -----------
    Net Investment Income (Loss)                         23,941,728        1,699,825         601,688          495,856
                                                       -------------      ----------      -----------      -----------

Net Realized Gains (Losses)                               3,587,094               --        -111,974          -22,972
Net Unrealized Gains (Losses)                              -267,296               --         331,891          154,072
                                                       -------------      ----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)              3,319,798               --         219,917          131,100
                                                       -------------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                              27,261,526        1,699,825         821,605          626,956
                                                       -------------      ----------      -----------      -----------

Transfers of Net Premiums                                 5,185,955        1,091,598         285,490          345,546
Transfers of Policy Loading, Net                           -133,170          -48,574          -4,633           -3,557
Transfers Due to Deaths                                  -2,438,226         -613,381         -51,008          -71,200
Transfers Due to Other Terminations                     -11,998,198       -3,733,678        -315,152         -491,805
Transfers Due to Policy Loans                            -1,814,350       -1,063,047          94,471           34,656
Transfers of Cost of Insurance                           -5,649,560       -1,142,826        -264,395         -268,965
Transfers of Loan Processing Charges                       -518,297         -133,472         -18,058          -22,911
Transfers Among Investment Divisions                             --       13,815,008         508,427          196,585
                                                       -------------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -17,365,846        8,171,628         235,142         -281,651
                                                       -------------      ----------      -----------      -----------

Total Increase (Decrease) in Net Assets                   9,895,680        9,871,453       1,056,747          345,305
Net Assets - Beginning of Year                          216,430,488       28,133,448      10,110,872        8,071,786
                                                       -------------      ----------      -----------      -----------
Net Assets - End of Year                             $  226,326,168     $ 38,004,901    $ 11,167,619     $  8,417,091
                                                       =============      ==========      ===========      ===========




----------------------------------------------------------------------------------------------------------------------

                                                        CAPITAL           GROWTH         MULTIPLE            HIGH
                                                         STOCK            STOCK          STRATEGY           YIELD
                                                        DIVISION         DIVISION        DIVISION          DIVISION
                                                       -----------      -----------      ----------      -------------
Investment Income:
  Dividends (Note 2)                                  $  3,233,660     $  5,121,132    $ 11,007,325    $    1,063,283
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       -150,576         -168,621        -465,573           -57,124
  Transaction Charges (Note 4)                                  --               --              --                --
                                                       -----------      -----------      ----------      -------------
    Net Investment Income (Loss)                         3,083,084        4,952,511      10,541,752         1,006,159
                                                       -----------      -----------      ----------      -------------

Net Realized Gains (Losses)                              1,145,519        2,223,181         231,993          -127,532
Net Unrealized Gains (Losses)                             -469,794        3,030,439      -3,262,104            12,330
                                                       -----------      -----------      ----------      -------------
  Net Realized and Unrealized Gains (Losses)               675,725        5,253,620      -3,030,111          -115,202
                                                       -----------      -----------      ----------      -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                              3,758,809       10,206,131       7,511,641           890,957
                                                       -----------      -----------      ----------      -------------

Transfers of Net Premiums                                  759,604          516,966       1,815,130            56,619
Transfers of Policy Loading, Net                           -19,838          -10,066         -30,089            -4,543
Transfers Due to Deaths                                   -309,987         -371,862        -705,550           -25,039
Transfers Due to Other Terminations                     -1,381,404       -1,070,293      -3,658,335          -204,129
Transfers Due to Policy Loans                             -273,401         -326,936         282,017          -389,163
Transfers of Cost of Insurance                            -690,027         -770,025      -2,040,317           -49,419
Transfers of Loan Processing Charges                       -55,353          -79,671        -153,815            -6,174
Transfers Among Investment Divisions                       660,038        3,942,976      -3,798,958       -13,559,818
                                                       -----------      -----------      ----------      -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                 -1,310,368        1,831,089      -8,289,917       -14,181,666
                                                       -----------      -----------      ----------      -------------

Total Increase (Decrease) in Net Assets                  2,448,441       12,037,220        -778,276       -13,290,709
Net Assets - Beginning of Year                          25,390,927       26,575,650      80,913,087        16,422,839
                                                       -----------      -----------      ----------      -------------
Net Assets - End of Year                              $ 27,839,368     $ 38,612,870    $ 80,134,811     $   3,132,130
                                                      ============     ============     ============    ==============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------

                                                          NATURAL          GLOBAL
                                                         RESOURCES        STRATEGY         BALANCED           1998
                                                          DIVISION        DIVISION         DIVISION         DIVISION
                                                         -----------      ----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                   $     26,255     $ 1,235,025     $    439,466     $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          -5,449         -44,629          -29,207             -328
  Transaction Charges (Note 4)                                   --              --               --             -212
                                                         -----------      ----------      -----------      -----------
    Net Investment Income (Loss)                             20,806       1,190,396          410,259             -540
                                                         -----------      ----------      -----------      -----------

Net Realized Gains (Losses)                                -289,597        -685,839          126,101           90,214
Net Unrealized Gains (Losses)                               130,352         121,890           38,796          -87,049
                                                         -----------      ----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)               -159,245        -563,949          164,897            3,165
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                -138,439         626,447          575,156            2,625
                                                         -----------      ----------      -----------      -----------

Transfers of Net Premiums                                    24,627         139,493          112,968               --
Transfers of Policy Loading, Net                             -2,997          -7,817           -4,042               --
Transfers Due to Deaths                                          --         -35,087         -108,975               --
Transfers Due to Other Terminations                        -173,831        -301,374         -411,094           -5,348
Transfers Due to Policy Loans                                -8,881        -230,603          -88,819               --
Transfers of Cost of Insurance                              -20,955        -142,633         -112,363            4,053
Transfers of Loan Processing Charges                         -6,135         -16,233          -10,934              541
Transfers Among Investment Divisions                       -109,664        -849,736          464,067         -521,155
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    -297,836       -1,443,990        -159,192         -521,909
                                                         -----------      ----------      -----------      -----------

Total Increase (Decrease) in Net Assets                    -436,275        -817,543          415,964         -519,284
Net Assets - Beginning of Year                            1,160,554       7,699,614        4,557,362          519,284
                                                         -----------      ----------      -----------      -----------
Net Assets - End of Year                               $    724,279     $ 6,882,071     $  4,973,326     $         --
                                                         ===========      ==========      ===========      ===========




                                                          1999             2000            2001             2002
                                                        DIVISION         DIVISION        DIVISION         DIVISION
                                                        ----------      -----------      ----------      ----------
Investment Income:
  Dividends (Note 2)                                           --     $         --     $        --     $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        -1,204           -5,130          -4,287             -541
  Transaction Charges (Note 4)                               -788           -3,151          -2,666             -313
                                                        ----------      -----------      ----------      -----------
    Net Investment Income (Loss)                           -1,992           -8,281          -6,953             -854
                                                        ----------      -----------      ----------      -----------

Net Realized Gains (Losses)                                 1,828           79,588         180,891            6,150
Net Unrealized Gains (Losses)                              11,532          -16,506        -119,161            2,047
                                                        ----------      -----------      ----------      -----------
  Net Realized and Unrealized Gains (Losses)               13,360           63,082          61,730            8,197
                                                        ----------      -----------      ----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                11,368           54,801          54,777            7,343
                                                        ----------      -----------      ----------      -----------

Transfers of Net Premiums                                    -220              171             907               --
Transfers of Policy Loading, Net                              -51              -50             -76               --
Transfers Due to Deaths                                        --               --        -134,386               --
Transfers Due to Other Terminations                        -7,362          -56,697         -25,986               97
Transfers Due to Policy Loans                               6,599           53,508         -38,545           -1,521
Transfers of Cost of Insurance                             -4,037          -19,492         -16,771           -1,264
Transfers of Loan Processing Charges                          -58           -1,295          -1,290                6
Transfers Among Investment Divisions                         -251           20,620         -30,561          -13,581
                                                        ----------      -----------      ----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    -5,380           -3,235        -246,708          -16,263
                                                        ----------      -----------      ----------      -----------

Total Increase (Decrease) in Net Assets                     5,988           51,566        -191,931           -8,920
Net Assets - Beginning of Year                            230,378          899,308         866,669           96,658
                                                        ----------      -----------      ----------      -----------
Net Assets - End of Year                                  236,366     $    950,874     $   674,738     $     87,738
                                                        ==========      ===========      ==========      ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------

                                                            2003            2004             2005             2006
                                                          DIVISION        DIVISION         DIVISION         DIVISION
                                                         -----------      ----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                   $         --     $        --     $         --     $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          -6,745            -330           -3,770           -1,039
  Transaction Charges (Note 4)                               -3,900            -205           -2,384             -630
                                                         -----------      ----------      -----------      -----------
    Net Investment Income (Loss)                            -10,645            -535           -6,154           -1,669
                                                         -----------      ----------      -----------      -----------

Net Realized Gains (Losses)                                 252,200           8,688          165,368            2,504
Net Unrealized Gains (Losses)                              -131,159          -4,798          -83,280           21,963
                                                         -----------      ----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)                121,041           3,890           82,088           24,467
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 110,396           3,355           75,934           22,798
                                                         -----------      ----------      -----------      -----------

Transfers of Net Premiums                                     6,160             122            1,518            1,172
Transfers of Policy Loading, Net                               -571              --            2,281               -9
Transfers Due to Deaths                                          --              --               --               --
Transfers Due to Other Terminations                         -12,776         -43,621          -15,359               51
Transfers Due to Policy Loans                                    56          32,080           -1,009               --
Transfers of Cost of Insurance                              -15,336          -3,862          -13,220           -3,469
Transfers of Loan Processing Charges                            494          -1,941             -925             -345
Transfers Among Investment Divisions                       -251,209            -305          -15,476             -137
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    -273,182         -17,527          -42,190           -2,737
                                                         -----------      ----------      -----------      -----------

Total Increase (Decrease) in Net Assets                    -162,786         -14,172           33,744           20,061
Net Assets - Beginning of Year                            1,294,733          31,051          683,359          176,199
                                                         -----------      ----------      -----------      -----------
Net Assets - End of Year                               $  1,131,947     $    16,879     $    717,103     $    196,260
                                                         ===========      ==========      ===========      ===========




                                                            2007            2008             2009             2010
                                                          DIVISION        DIVISION         DIVISION         DIVISION
                                                         -----------      ----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                   $         --     $        --     $         --     $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          -2,924          -4,869           -1,040           -1,517
  Transaction Charges (Note 4)                               -1,620          -3,271             -593             -795
                                                         -----------      ----------      -----------      -----------
    Net Investment Income (Loss)                             -4,544          -8,140           -1,633           -2,312
                                                         -----------      ----------      -----------      -----------

Net Realized Gains (Losses)                                  70,751          77,206            6,459           10,761
Net Unrealized Gains (Losses)                                -5,686          63,947           19,013           26,948
                                                         -----------      ----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)                 65,065         141,153           25,472           37,709
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  60,521         133,013           23,839           35,397
                                                         -----------      ----------      -----------      -----------

Transfers of Net Premiums                                     4,778           6,657            4,175              465
Transfers of Policy Loading, Net                                907             -21             -617              -24
Transfers Due to Deaths                                          --              --               --               --
Transfers Due to Other Terminations                         -50,704         -32,997          -11,944           -3,187
Transfers Due to Policy Loans                               112,566           1,261          -28,133               62
Transfers of Cost of Insurance                              -12,692         -36,615           -5,512           -2,815
Transfers of Loan Processing Charges                         -2,205          -5,005           -1,285              -80
Transfers Among Investment Divisions                          1,535          15,481             -800           56,349
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      54,185         -51,239          -44,116           50,770
                                                         -----------      ----------      -----------      -----------

Total Increase (Decrease) in Net Assets                     114,706          81,774          -20,277           86,167
Net Assets - Beginning of Year                              425,763         914,844          196,428          163,617
                                                         -----------      ----------      -----------      -----------
Net Assets - End of Year                               $    540,469     $   996,618     $    176,151     $    249,784
                                                         ===========      ==========      ===========      ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (CONTINUED)

-----------------------------------------------------------------------------------------------------


                                                            2011            2013             2014
                                                          DIVISION        DIVISION         DIVISION
                                                         -----------      ----------      -----------
Investment Income:
  Dividends (Note 2)                                   $         --     $        --     $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)            -247             -48           -3,782
  Transaction Charges (Note 4)                                 -122             -33           -2,124
                                                         -----------      ----------      -----------
    Net Investment Income (Loss)                               -369             -81           -5,906
                                                         -----------      ----------      -----------

Net Realized Gains (Losses)                                  14,798           1,236          129,572
Net Unrealized Gains (Losses)                                -9,628            -526          -42,825
                                                         -----------      ----------      -----------
  Net Realized and Unrealized Gains (Losses)                  5,170             710           86,747
                                                         -----------      ----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   4,801             629           80,841
                                                         -----------      ----------      -----------

Transfers of Net Premiums                                     1,433              --           10,576
Transfers of Policy Loading, Net                                951             500             -234
Transfers Due to Deaths                                          --              --          -11,751
Transfers Due to Other Terminations                            -162              -9            8,901
Transfers Due to Policy Loans                                    --              --           18,432
Transfers of Cost of Insurance                                 -739             -56          -15,808
Transfers of Loan Processing Charges                            -85              -2           -2,066
Transfers Among Investment Divisions                         -1,267             158         -528,326
                                                         -----------      ----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                         131             591         -520,276
                                                         -----------      ----------      -----------

Total Increase (Decrease) in Net Assets                       4,932           1,220         -439,435
Net Assets - Beginning of Year                               30,162           5,974          859,922
                                                         -----------      ----------      -----------
Net Assets - End of Year                               $     35,094     $     7,194     $    420,487
                                                         ===========      ==========      ===========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

-----------------------------------------------------------------------------------------------------------------------
                                                                                              INTERMEDIATE   LONG-TERM
                                                                             MONEY             GOVERNMENT    CORPORATE
                                                                            RESERVE            BOND            BOND
                                                            TOTAL           DIVISION         DIVISION        DIVISION
                                                         ------------      -----------      -----------      ----------
Investment Income:
  Dividends (Note 2)                                   $  14,322,426     $  1,857,965     $    659,587     $   564,268
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       -1,240,569         -204,807          -54,597         -44,952
  Transaction Charges (Note 4)                               -25,557               --               --              --
                                                         ------------      -----------      -----------      ----------
    Net Investment Income (Loss)                          13,056,300        1,653,158          604,990         519,316
                                                         ------------      -----------      -----------      ----------

Net Realized Gains (Losses)                                6,723,725               --         -139,132         -55,192
Net Unrealized Gains (Losses)                             11,361,469               --          266,129         191,160
                                                         ------------      -----------      -----------      ----------
  Net Realized and Unrealized Gains (Losses)              18,085,194               --          126,997         135,968
                                                         ------------      -----------      -----------      ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                               31,141,494        1,653,158          731,987         655,284
                                                         ------------      -----------      -----------      ----------

Transfers of Net Premiums                                  5,802,348        1,214,316          305,915         403,848
Transfers of Policy Loading, Net                            -520,088          -95,283          -15,180         -14,203
Transfers Due to Deaths                                   -1,858,089          -86,368          -81,670        -103,941
Transfers Due to Other Terminations                      -14,593,978       -4,159,758         -722,274        -471,182
Transfers Due to Policy Loans                             -3,763,114         -460,189          121,512        -203,175
Transfers of Cost of Insurance                            -5,524,048       -1,098,391         -271,866        -280,571
Transfers of Loan Processing Charges                        -530,052         -137,912          -20,879         -23,119
Transfers Among Investment Divisions                              --        1,185,378         -204,831        -319,944
                                                         ------------      -----------      -----------      ----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  -20,987,021       -3,638,207         -889,273       -1,012,287
                                                         ------------      -----------      -----------      ----------

Total Increase (Decrease) in Net Assets                   10,154,473       -1,985,049         -157,286        -357,003
Net Assets - Beginning of Year                           206,276,015       30,118,497       10,268,158       8,428,789
                                                         ------------      -----------      -----------      ----------
Net Assets - End of Year                               $ 216,430,488     $ 28,133,448     $ 10,110,872     $ 8,071,786
                                                       =============     ============     ============     ===========



                                                          CAPITAL          GROWTH          MULTIPLE           HIGH
                                                           STOCK           STOCK           STRATEGY          YIELD
                                                          DIVISION        DIVISION         DIVISION         DIVISION
                                                         -----------     -----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                   $  1,358,301    $  2,386,879     $  5,319,125     $  1,130,669
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        -141,898        -134,586         -455,139          -76,843
  Transaction Charges (Note 4)                                   --              --               --               --
                                                         -----------     -----------      -----------      -----------
    Net Investment Income (Loss)                          1,216,403       2,252,293        4,863,986        1,053,826
                                                         -----------     -----------      -----------      -----------

Net Realized Gains (Losses)                                 629,477       2,630,023          998,882          615,555
Net Unrealized Gains (Losses)                             2,912,069       1,551,345        7,481,946         -180,101
                                                         -----------     -----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)              3,541,546       4,181,368        8,480,828          435,454
                                                         -----------     -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                               4,757,949       6,433,661       13,344,814        1,489,280
                                                         -----------     -----------      -----------      -----------

Transfers of Net Premiums                                   849,606         545,934        2,035,808           64,528
Transfers of Policy Loading, Net                            -52,548         -56,927         -184,863          -39,920
Transfers Due to Deaths                                    -345,280         -89,374         -981,516             -549
Transfers Due to Other Terminations                      -1,916,903      -1,517,195       -3,919,728         -122,724
Transfers Due to Policy Loans                              -385,289        -201,914       -2,473,989          155,155
Transfers of Cost of Insurance                             -618,116        -596,888       -1,954,451         -216,809
Transfers of Loan Processing Charges                        -53,708         -65,292         -145,180          -25,013
Transfers Among Investment Divisions                        -89,864       1,522,369         -665,362          175,291
                                                         -----------     -----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  -2,612,102        -459,287       -8,289,281          -10,041
                                                         -----------     -----------      -----------      -----------

Total Increase (Decrease) in Net Assets                   2,145,847       5,974,374        5,055,533        1,479,239
Net Assets - Beginning of Year                           23,245,080      20,601,276       75,857,554       14,943,600
                                                         -----------     -----------      -----------      -----------
Net Assets - End of Year                               $ 25,390,927    $ 26,575,650     $ 80,913,087     $ 16,422,839
                                                         ===========     ===========      ===========      ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------

                                                          NATURAL          GLOBAL
                                                         RESOURCES        STRATEGY         BALANCED           1997
                                                          DIVISION        DIVISION         DIVISION         DIVISION
                                                         -----------      ----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                   $     13,459     $   532,251     $    499,922     $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          -9,447         -49,952          -26,229             -838
  Transaction Charges (Note 4)                                   --              --               --             -500
                                                         -----------      ----------      -----------      -----------
    Net Investment Income (Loss)                              4,012         482,299          473,693           -1,338
                                                         -----------      ----------      -----------      -----------

Net Realized Gains (Losses)                                 102,411       1,077,272          129,795          251,745
Net Unrealized Gains (Losses)                              -260,133        -683,281           59,966         -245,616
                                                         -----------      ----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)               -157,722         393,991          189,761            6,129
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                -153,710         876,290          663,454            4,791
                                                         -----------      ----------      -----------      -----------

Transfers of Net Premiums                                    30,993         172,314          130,610            1,510
Transfers of Policy Loading, Net                            -13,212         -23,403          -13,828             -718
Transfers Due to Deaths                                     -20,231         -60,261          -79,671               --
Transfers Due to Other Terminations                        -186,369        -786,616         -284,964          -36,664
Transfers Due to Policy Loans                               -68,718         -86,811         -108,763               --
Transfers of Cost of Insurance                              -32,245        -181,206         -111,623            6,497
Transfers of Loan Processing Charges                         -8,424         -20,541           -9,851            1,415
Transfers Among Investment Divisions                       -195,465         187,883          227,082       -1,208,862
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    -493,671        -798,641         -251,008       -1,236,822
                                                         -----------      ----------      -----------      -----------

Total Increase (Decrease) in Net Assets                    -647,381          77,649          412,446       -1,232,031
Net Assets - Beginning of Year                            1,807,935       7,621,965        4,144,916        1,232,031
                                                         -----------      ----------      -----------      -----------
Net Assets - End of Year                               $  1,160,554     $ 7,699,614     $  4,557,362     $         --
                                                         ===========      ==========      ===========      ===========


                                                            1998             1999             2000            2001
                                                          DIVISION         DIVISION         DIVISION        DIVISION
                                                          ----------      -----------      -----------      ----------
Investment Income:
  Dividends (Note 2)                                    $        --     $         --     $         --     $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          -3,083           -1,111           -4,978          -4,985
  Transaction Charges (Note 4)                               -1,972             -734           -3,054          -3,132
                                                          ----------      -----------      -----------      ----------
    Net Investment Income (Loss)                             -5,055           -1,845           -8,032          -8,117
                                                          ----------      -----------      -----------      ----------

Net Realized Gains (Losses)                                  20,043            2,284           22,981          93,561
Net Unrealized Gains (Losses)                                12,248           10,823           36,817         -26,958
                                                          ----------      -----------      -----------      ----------
  Net Realized and Unrealized Gains (Losses)                 32,291           13,107           59,798          66,603
                                                          ----------      -----------      -----------      ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  27,236           11,262           51,766          58,486
                                                          ----------      -----------      -----------      ----------

Transfers of Net Premiums                                       269              666              171           1,053
Transfers of Policy Loading, Net                               -506              -38             -968            -907
Transfers Due to Deaths                                      -8,062           -1,166               --              --
Transfers Due to Other Terminations                          -7,486             -302          -22,601        -160,439
Transfers Due to Policy Loans                               -29,767           -3,891          -19,496           5,844
Transfers of Cost of Insurance                              -10,619           -4,286          -18,576         -18,487
Transfers of Loan Processing Charges                         -1,332              -97           -1,353          -1,619
Transfers Among Investment Divisions                        -42,144           48,732           45,637           9,120
                                                          ----------      -----------      -----------      ----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     -99,647           39,618          -17,186        -165,435
                                                          ----------      -----------      -----------      ----------

Total Increase (Decrease) in Net Assets                     -72,411           50,880           34,580        -106,949
Net Assets - Beginning of Year                              591,695          179,498          864,728         973,618
                                                          ----------      -----------      -----------      ----------
Net Assets - End of Year                                $   519,284     $    230,378     $    899,308     $   866,669
                                                          ==========      ===========      ===========      ==========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------


                                                            2002            2003             2004             2005
                                                          DIVISION        DIVISION         DIVISION         DIVISION
                                                         -----------      ----------      -----------      -----------
Investment Income:
  Dividends (Note 2)                                   $         --     $        --     $         --     $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)            -506          -7,500             -163           -4,173
  Transaction Charges (Note 4)                                 -288          -4,320             -109           -2,583
                                                         -----------      ----------      -----------      -----------
    Net Investment Income (Loss)                               -794         -11,820             -272           -6,756
                                                         -----------      ----------      -----------      -----------

Net Realized Gains (Losses)                                     743          45,811              696          101,595
Net Unrealized Gains (Losses)                                 5,750          74,202            2,382          -23,976
                                                         -----------      ----------      -----------      -----------
  Net Realized and Unrealized Gains (Losses)                  6,493         120,013            3,078           77,619
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   5,699         108,193            2,806           70,863
                                                         -----------      ----------      -----------      -----------

Transfers of Net Premiums                                        --           6,501              122            2,661
Transfers of Policy Loading, Net                               -224          -2,549             -700           -1,754
Transfers Due to Deaths                                          --              --               --               --
Transfers Due to Other Terminations                            -432         -53,411               31          -83,418
Transfers Due to Policy Loans                                    --           1,782               --          -13,834
Transfers of Cost of Insurance                               -1,971         -21,829           -4,687          -12,590
Transfers of Loan Processing Charges                            -97          -1,313           -1,861             -600
Transfers Among Investment Divisions                         67,099          29,505              -93         -163,703
                                                         -----------      ----------      -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      64,375         -41,314           -7,188         -273,238
                                                         -----------      ----------      -----------      -----------

Total Increase (Decrease) in Net Assets                      70,074          66,879           -4,382         -202,375
Net Assets - Beginning of Year                               26,584       1,227,854           35,433          885,734
                                                         -----------      ----------      -----------      -----------
Net Assets - End of Year                               $     96,658     $ 1,294,733     $     31,051     $    683,359
                                                         ===========      ==========      ===========      ===========


                                                            2006             2007            2008             2009
                                                          DIVISION         DIVISION        DIVISION         DIVISION
                                                         -----------      -----------     -----------      -----------
Investment Income:
  Dividends (Note 2)                                   $         --     $         --    $         --     $         --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)            -976           -2,422          -4,296           -1,117
  Transaction Charges (Note 4)                                 -591           -1,340          -2,892             -625
                                                         -----------      -----------     -----------      -----------
    Net Investment Income (Loss)                             -1,567           -3,762          -7,188           -1,742
                                                         -----------      -----------     -----------      -----------

Net Realized Gains (Losses)                                  18,876            7,488          21,570              493
Net Unrealized Gains (Losses)                                   370           43,371          95,190           26,127
                                                         -----------      -----------     -----------      -----------
  Net Realized and Unrealized Gains (Losses)                 19,246           50,859         116,760           26,620
                                                         -----------      -----------     -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  17,679           47,097         109,572           24,878
                                                         -----------      -----------     -----------      -----------

Transfers of Net Premiums                                     1,172            4,854           7,503            4,266
Transfers of Policy Loading, Net                               -408           -1,331            -337           -1,959
Transfers Due to Deaths                                          --               --              --               --
Transfers Due to Other Terminations                              24           -1,020             -66           -3,251
Transfers Due to Policy Loans                               -25,783             -317           1,458               60
Transfers of Cost of Insurance                               -3,048          -11,101         -33,960           -5,939
Transfers of Loan Processing Charges                           -266           -2,159          -4,897           -2,128
Transfers Among Investment Divisions                             89           44,745              87              -61
                                                         -----------      -----------     -----------      -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     -28,220           33,671         -30,212           -9,012
                                                         -----------      -----------     -----------      -----------

Total Increase (Decrease) in Net Assets                     -10,541           80,768          79,360           15,866
Net Assets - Beginning of Year                              186,740          344,995         835,484          180,562
                                                         -----------      -----------     -----------      -----------
Net Assets - End of Year                               $    176,199     $    425,763    $    914,844     $    196,428
                                                         ===========      ===========     ===========      ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (CONTINUED)
--------------------------------------------------------------------------------

                                                        2010       2011       2013        2014
                                                      Division   Division   Division    Division
                                                      --------   --------   --------   ----------
Investment Income:
  Dividends (Note 2)                                  $     --   $    --    $    --    $       --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)     -1,038      -187       -106        -4,640
  Transaction Charges (Note 4)                            -582       -91        -63        -2,681
                                                      --------   -------    -------    ----------
    Net Investment Income (Loss)                        -1,620      -278       -169        -7,321
                                                      --------   -------    -------    ----------

Net Realized Gains (Losses)                              9,074       200      3,838       133,636
Net Unrealized Gains (Losses)                           17,704     4,261     -1,316        -9,010
                                                      --------   -------    -------    ----------
  Net Realized and Unrealized Gains (Losses)            26,778     4,461      2,522       124,626
                                                      --------   -------    -------    ----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                             25,158     4,183      2,353       117,305
                                                      --------   -------    -------    ----------

Transfers of Net Premiums                                  624       955         --        16,149
Transfers of Policy Loading, Net                          -458      -135         14         2,257
Transfers Due to Deaths                                     --        --         --            --
Transfers Due to Other Terminations                        116        -8        138      -137,476
Transfers Due to Policy Loans                            1,955        --    -24,300        55,356
Transfers of Cost of Insurance                          -1,539      -602         55       -19,200
Transfers of Loan Processing Charges                      -235       -81         34        -3,544
Transfers Among Investment Divisions                   -35,684        18     -3,237      -613,785
                                                      --------   -------    -------    ----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                -35,221       147    -27,296      -700,243
                                                      --------   -------    -------    ----------

Total Increase (Decrease) in Net Assets                -10,063     4,330    -24,943      -582,938
                                                                                       ----------
Net Assets - Beginning of Year                         173,680    25,832     30,917     1,442,860
                                                      --------   -------    -------
Net Assets - End of Year                              $163,617   $30,162    $ 5,974    $  859,922
                                                      ========   =======    =======    ==========

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of twenty-five investment divisions. Ten of the divisions each invest solely in the shares of the ten corresponding portfolios of the Merrill Lynch Series Fund, Inc. (Series Fund). The Series Fund is registered under the 1940 Act as a diversified, open-end management investment company, with the exceptions of Global Strategy Portfolio and Natural Resources Portfolio, which are classified as non-diversified. The Series Fund's investment advisor is Merrill Lynch Asset Management, L.P. Fifteen of the divisions each invest solely in the units of the fifteen corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trusts is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The portion of the Account's assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

Effective July 22, 1999, a 2019 series trust was added to the Merrill Trusts and a corresponding investment division was added to the Account.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States.

         INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at market value which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3 - EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyholders' investment base.

Monarch Life makes certain deductions from the annual or single premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

NOTE 4-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyholders' investment base.

NOTE 5-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6-FUTURE POLICY BENEFITS/ALLOCATED POLICY LOADING

Amounts provided for future policy benefits on certain policies in the Account were $0 at December 31, 1999 and $269,067 at December 31, 1998. Unamortized allocated policy loading (note 3) was $40,121 at December 31, 1999 and $92,330 at December 31, 1998. The sum of these two items is presented as a net amount in the Statement of Net Assets at December 31, 1998.

NOTE 7-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account during the year ended December 31, 1999, are shown below:

                                                 PURCHASES        SALES
                                               ------------   ------------
      Money Reserve Portfolio                  $ 88,132,204   $ 89,088,235
      Intermediate Government Bond Portfolio      1,682,766      3,488,809
      Long-Term Corporate Bond Portfolio          1,140,698      1,725,846
      Capital Stock Portfolio                     8,732,736      6,787,631
      Growth Stock Portfolio                     32,974,552     22,509,457
      Multiple Strategy Portfolio                16,703,451     10,831,269
      High Yield Bond Portfolio                  62,445,742     63,052,544
      Natural Resources Portfolio                 2,377,508      2,356,660
      Global Strategy Portfolio                   8,275,129      8,248,487
      Balanced Portfolio                          1,534,671      1,474,754
      1999 Trust                                         --        237,432
      2000 Trust                                     28,305        128,687
      2001 Trust                                     38,610         98,911
      2002 Trust                                     13,528          2,738
      2003 Trust                                    512,062      1,099,566
      2004 Trust                                     11,442          2,582
      2005 Trust                                    327,187        420,796
      2006 Trust                                      1,698         53,038
      2007 Trust                                    191,478        328,211
      2008 Trust                                      8,386        159,210
      2009 Trust                                      2,128          6,210
      2010 Trust                                    104,057         96,313
      2011 Trust                                    207,060        159,323
      2013 Trust                                         --            406
      2014 Trust                                  1,810,203      1,678,288
      2019 Trust                                    152,337         69,250
                                               ------------   ------------
      Totals                                   $227,407,938   $214,104,653
                                               ============   ============

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.


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